Accrued liabilities - Summary of Accrued Liabilities (Detail) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Accrued liabilities	€ 4,466,837	€ 1,406,359
Consulting Professional And Audit Liability [Member]
Disclosure of financial liabilities [line items]
Accrued liabilities	1,505,304	436,768
Clinical Accrued Liabilities [Member]
Disclosure of financial liabilities [line items]
Accrued liabilities	635,820	357,719
Manufacturing Accrued Liabilities [Member]
Disclosure of financial liabilities [line items]
Accrued liabilities	970,587	283,115
Preclinical Accrued Liabilities [Member]
Disclosure of financial liabilities [line items]
Accrued liabilities	421,429	275,460
Personnel Related Accruals [Member]
Disclosure of financial liabilities [line items]
Accrued liabilities	875,238	0
Other Accrued Liabilities [Member]
Disclosure of financial liabilities [line items]
Accrued liabilities	€ 58,459	€ 53,297